TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Beginning balance	$ 13,217	$ 12,306
Additions for prior year tax positions	290	911
Decrease for prior year tax positions	(1,245)
Additions for current year tax positions
Decreases relating to settlements with tax authorities	(10,728)
Ending balance	$ 1,534	$ 13,217